Report Of The Directors Financial Review Risk Report - Market risk (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cost of guarantees	£ 100	£ 299